Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Business Segment Information

22. Business Segment Information

As announced in November 2011, the Company reorganized its business from its former U.S. Business and International structure into three broad geographic regions to better reflect its global reach. As a result, in the first quarter of 2012, the Company reorganized into six segments, reflecting these broad geographic regions: Retail Products; Group, Voluntary and Worksite Benefits; Corporate Benefit Funding; and Latin America (collectively, “The Americas”); Asia; and EMEA. In addition, the Company reports certain of its results of operations in Corporate & Other, which includes MetLife Bank and other business activities. Prior period results have been revised in connection with this reorganization.

The Americas. The Americas consists of the following segments:

•

Retail Products.  The Retail Products segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life and Annuities. Life insurance products and services include variable life, universal life, term life and whole life products. Annuities include a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

•

Group, Voluntary and Worksite Benefits.  The Group, Voluntary and Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into three businesses: Group Life, Non-Medical Health and Property & Casualty. Group Life insurance products and services include variable life, universal life and term life products. Non-Medical Health products and services include dental insurance, group short- and long-term disability, individual disability income, LTC, critical illness and accidental death & dismemberment coverages. Property & Casualty provides personal lines property and casualty insurance, including private passenger automobile, homeowners and personal excess liability insurance.

•

Corporate Benefit Funding.  The Corporate Benefit Funding segment includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets.

•

Latin America.  The Latin America segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, group medical, dental, credit life insurance, annuities, endowment and retirement & savings products.

Asia. The Asia segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include whole life, term life, variable life, universal life, accident & health insurance, fixed and variable annuities and endowment products.

EMEA. The EMEA segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, credit life insurance, annuities, endowment and retirement & savings products.

Corporate & Other contains the excess capital not allocated to the segments, external integration costs, internal resource costs for associates committed to acquisitions and various start-up and certain run-off entities. Corporate & Other also includes assumed reinsurance for a Japan domiciled life insurance company, a former joint venture of the Company. These in-force reinsurance agreements reinsure a portion of the living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes interest expense related to the majority of the Company’s outstanding debt, expenses associated with certain legal proceedings, the financial results of MetLife Bank (see Note 2) and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company’s measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by MetLife, Inc. (“Divested Businesses”). Operating revenues also excludes net investment gains (losses) and net derivative gains (losses).

The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

•

Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”);

•

Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other revenues are adjusted for settlements of foreign currency earnings hedges.

The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

•

Policyholder benefits and claims and policyholder dividends excludes: (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) inflation-indexed benefit adjustments associated with contracts backed by inflation-indexed investments and amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs (“GMIB Costs”), and (iv) market value adjustments associated with surrenders or terminations of contracts (“Market Value Adjustments”);

•

Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

•	Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

•	Amortization of negative VOBA excludes amounts related to Market Value Adjustments;

•	Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other expenses excludes costs related to: (i) noncontrolling interests, (ii) implementation of new insurance regulatory requirements, and (iii) business combinations.

In 2011, management modified its definition of operating earnings to exclude the impacts of Divested Businesses, which includes certain operations of MetLife Bank and the Caribbean Business, as these results are not relevant to understanding the Company’s ongoing operating results. Consequently, prior years’ results for Corporate & Other and total consolidated operating earnings have been decreased by $111 million, net of $66 million of income tax, and $211 million, net of $139 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

In addition, in 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years’ results for Retail Products and total consolidated operating earnings have been increased by $64 million, net of $34 million of income tax, and $90 million, net of $49 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

Set forth in the tables below is certain financial information with respect to the Company’s segments, as well as Corporate & Other for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011 and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company’s business.

Effective January 1, 2011, the Company updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to the Company’s economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company’s consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

	Operating Earnings
	The Americas
Year Ended December 31, 2011	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$4,741	$15,919	$2,848	$2,514	$26,022	$7,472	$2,721	$54	$36,269	$92	$36,361
Universal life and investment-type product policy fees	4,096	630	232	757	5,715	1,191	467	155	7,528	278	7,806
Net investment income	7,199	1,983	5,506	1,025	15,713	2,377	660	911	19,661	(75)	19,586
Other revenues	760	409	249	15	1,433	34	125	319	1,911	621	2,532
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(867)	(867)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	4,824	4,824

Total revenues	16,796	18,941	8,835	4,311	48,883	11,074	3,973	1,439	65,369	4,873	70,242

Expenses
Policyholder benefits and claims and policyholder dividends	7,655	14,580	5,287	2,064	29,586	4,976	1,553	126	36,241	676	36,917
Interest credited to policyholder account balances	2,412	178	1,323	371	4,284	1,604	169	—	6,057	(454)	5,603
Capitalization of DAC	(2,038)	(477)	(25)	(295)	(2,835)	(1,981)	(733)	—	(5,549)	(9)	(5,558)
Amortization of DAC and VOBA	1,564	467	17	207	2,255	1,420	679	1	4,355	543	4,898
Amortization of negative VOBA	—	—	—	(6)	(6)	(555)	(58)	—	(619)	(78)	(697)
Interest expense on debt	1	—	9	1	11	—	—	1,294	1,305	324	1,629
Other expenses	5,262	2,790	513	1,305	9,870	4,312	1,933	640	16,755	1,510	18,265

Total expenses	14,856	17,538	7,124	3,647	43,165	9,776	3,543	2,061	58,545	2,512	61,057

Provision for income tax expense (benefit)	680	437	599	150	1,866	431	166	(529)	1,934	859	2,793

Operating earnings	$1,260	$966	$1,112	$514	$3,852	$867	$264	$(93)	$4,890

Adjustments to:
Total revenues									4,873
Total expenses									(2,512)
Provision for income tax (expense) benefit									(859)

Income (loss) from continuing operations, net of income tax									$6,392		$6,392

At December 31, 2011	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$295,012	$51,776	$195,217	$20,315	$112,955	$32,891	$88,060	$796,226
Separate account assets	$128,208	$479	$64,851	$2,880	$5,532	$1,073	$—	$203,023
Separate account liabilities	$128,208	$479	$64,851	$2,880	$5,532	$1,073	$—	$203,023

(1)	Total assets includes $103.9 billion of assets from the Japan operations which represents 13% of total consolidated assets.

	Operating Earnings
	The Americas
Year Ended December 31, 2010	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$4,540	$16,051	$2,345	$1,969	$24,905	$1,596	$559	$11	$27,071	$—	$27,071
Universal life and investment-type product policy fees	3,655	616	226	630	5,127	436	116	138	5,817	211	6,028
Net investment income	7,423	1,923	5,280	927	15,553	471	181	664	16,869	625	17,494
Other revenues	617	385	247	12	1,261	14	9	391	1,675	653	2,328
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(408)	(408)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(265)	(265)

Total revenues	16,235	18,975	8,098	3,538	46,846	2,517	865	1,204	51,432	816	52,248

Expenses
Policyholder benefits and claims and policyholder dividends	7,472	14,475	4,677	1,829	28,453	1,243	245	33	29,974	698	30,672
Interest credited to policyholder account balances	2,381	192	1,447	370	4,390	182	125	—	4,697	222	4,919
Capitalization of DAC	(1,472)	(484)	(18)	(221)	(2,195)	(381)	(194)	—	(2,770)	—	(2,770)
Amortization of DAC and VOBA	1,448	457	16	144	2,065	277	100	1	2,443	34	2,477
Amortization of negative VOBA	—	—	—	(1)	(1)	(49)	(7)	—	(57)	(7)	(64)
Interest expense on debt	2	—	8	1	11	—	2	1,126	1,139	411	1,550
Other expenses	4,481	2,771	494	901	8,647	975	601	467	10,690	1,044	11,734

Total expenses	14,312	17,411	6,624	3,023	41,370	2,247	872	1,627	46,116	2,402	48,518

Provision for income tax expense (benefit)	672	490	516	92	1,770	44	2	(327)	1,489	(379)	1,110

Operating earnings	$1,251	$1,074	$958	$423	$3,706	$226	$(9)	$(96)	$3,827

Adjustments to:
Total revenues									816
Total expenses									(2,402)
Provision for income tax (expense) benefit									379

Income (loss) from continuing operations, net of income tax									$2,620		$2,620

At December 31, 2010	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$271,937	$44,637	$179,672	$22,079	$108,856	$32,066	$69,002	$728,249
Separate account assets	$116,357	$492	$56,624	$2,691	$5,332	$1,642	$—	$183,138
Separate account liabilities	$116,357	$492	$56,624	$2,691	$5,332	$1,642	$—	$183,138

(1)	Total assets includes $87.5 billion of assets from the Japan operations which represents 12% of total consolidated assets.

	Operating Earnings
	The Americas
Year Ended December 31, 2009	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$4,823	$15,870	$2,561	$1,562	$24,816	$949	$373	$19	$26,157	$—	$26,157
Universal life and investment-type product policy fees	3,191	633	176	546	4,546	351	52	106	5,055	142	5,197
Net investment income	6,937	1,716	4,766	624	14,043	343	117	91	14,594	135	14,729
Other revenues	546	438	239	7	1,230	2	5	236	1,473	856	2,329
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(2,901)	(2,901)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(4,866)	(4,866)

Total revenues	15,497	18,657	7,742	2,739	44,635	1,645	547	452	47,279	(6,634)	40,645

Expenses
Policyholder benefits and claims and policyholder dividends	7,666	14,311	4,797	1,412	28,186	782	122	16	29,106	548	29,654
Interest credited to policyholder account balances	2,429	210	1,633	331	4,603	147	99	—	4,849	(4)	4,845
Capitalization of DAC	(1,492)	(487)	(13)	(155)	(2,147)	(208)	(147)	—	(2,502)	—	(2,502)
Amortization of DAC and VOBA	1,056	466	14	111	1,647	194	41	3	1,885	(830)	1,055
Amortization of negative VOBA	—	—	—	—	—	—	—	—	—	—	—
Interest expense on debt	6	—	3	1	10	2	5	1,027	1,044	—	1,044
Other expenses	4,550	2,795	484	654	8,483	577	503	586	10,149	1,015	11,164

Total expenses	14,215	17,295	6,918	2,354	40,782	1,494	623	1,632	44,531	729	45,260

Provision for income tax expense (benefit)	433	415	273	120	1,241	2	(14)	(716)	513	(2,619)	(2,106)

Operating earnings	$849	$947	$551	$265	$2,612	$149	$(62)	$(464)	$2,235

Adjustments to:
Total revenues									(6,634)
Total expenses									(729)
Provision for income tax (expense) benefit									2,619

Income (loss) from continuing operations, net of income tax									$(2,509)		$(2,509)

The following table presents total premiums, universal life & investment-type product policy fees and other revenue by major product groups of the Company’s segments as well as Corporate & Other:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Life insurance (1)	$30,486	$23,978	$22,774
Accident and health	12,269	7,480	6,897
Property and casualty insurance	3,043	2,956	2,946
Non-insurance	901	1,013	1,066

Total	$46,699	$35,427	$33,683

(1)	Includes Annuities and Corporate Benefit Funding products.

Net investment income is based upon the actual results of each segment’s specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company’s product pricing.

Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $44.7 billion, $43.7 billion and $41.4 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 68%, 85% and 88%, respectively, of consolidated operating revenues.

The only significant concentration of operating revenues from any individual foreign country for the year ended December 31, 2011 was from the Japan operations, which were $9.3 billion or 14% of consolidated operating revenues. There was no significant concentration of operating revenues from any individual foreign country for the years ended December 31, 2010 and 2009.